Transactions with Related Parties - Principal Executive Office Lease (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transactions [Abstract]
Annual lease payment	€ 63,000,000	€ 86,400	$ 90	$ 67